Income Taxes (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textuals)
U.S. statutory federal income tax rate	35.00%	35.00%	35.00%
Aggregate of federal taxes	$ 2,600,000,000
Income taxes paid	1,900,000,000	700,000,000	800,000,000
Unrecognized tax benefits	1,230,000,000	1,223,000,000	1,377,000,000	1,081,000,000
Unrecognized tax benefits as a result of potential resolutions of prior years' tax	971,000,000
Unrecognized tax benefits that affect effective tax rate	452,000,000	440,000,000	476,000,000
Unrecognized tax benefits, amounts recorded to equity	667,000,000
Unrecognized tax benefits impact not possible to quantify	304,000,000
Unrecognized tax benefits income tax penalties and interest expense	(8,000,000)	(63,000,000)	31,000,000
Unrecognized tax benefits income tax penalties and interest accrued	155,000,000	163,000,000
Tax Benefits from Discontinued Operations		36,000,000
Income Taxes Of Non Us Subsidiaries [Line Items]
Accumulated earnings intended to be permanently reinvested outside the U.S.	8,500,000,000
Internal Revenue Service (IRS) [Member] | Earliest Year [Member]
Income Tax Contingency [Line Items]
Open tax years by major tax jurisdiction	2005
Internal Revenue Service (IRS) [Member] | Latest Year [Member]
Income Tax Contingency [Line Items]
Open tax years by major tax jurisdiction	2007
International [Member]
Income Taxes Of Non Us Subsidiaries [Line Items]
Benefits related to the realization of certain foreign tax credits	$ 146,000,000	$ 77,000,000
Decrease in tax rate related to the realization of certain foreign tax credits	2.30%	1.10%